Financial Instruments and Financial Risk Management - Summary of Contractual Maturities of Financial Liabilities Including Estimated Interest Payment (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	$ 1,367,512	$ 1,693,863	$ 1,524,864
Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	1,360,575	1,692,994
Bank indebtedness		2,927
Trade and other payables	468,238	341,443
Long-term debt	953,425	1,508,763
Derivatives financial liabilities		1,333
Other financial liability	11,017	4,158
Contractual cash flows	1,432,680	1,858,624
Liquidity Risk | Bank Indebtedness
Disclosure Of Financial Instruments [Line Items]
Financial liabilities		2,927
Liquidity Risk | Trade and Other Payables
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	468,238	341,443
Liquidity Risk | Long-term Debt
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	872,544	1,343,307
Liquidity Risk | Derivatives Financial Liabilities
Disclosure Of Financial Instruments [Line Items]
Financial liabilities		1,333
Liquidity Risk | Other Financial Liability
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	19,793	3,984
Liquidity Risk | Less than 1 Year
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	537,951	432,352
Liquidity Risk | Less than 1 Year | Bank Indebtedness
Disclosure Of Financial Instruments [Line Items]
Financial liabilities		2,927
Liquidity Risk | Less than 1 Year | Trade and Other Payables
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	468,238	341,443
Liquidity Risk | Less than 1 Year | Long-term Debt
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	65,697	85,255
Liquidity Risk | Less than 1 Year | Derivatives Financial Liabilities
Disclosure Of Financial Instruments [Line Items]
Financial liabilities		649
Liquidity Risk | Less than 1 Year | Other Financial Liability
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	4,016	2,079
Liquidity Risk | 1 to 2 Years
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	541,712	597,995
Liquidity Risk | 1 to 2 Years | Long-term Debt
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	539,317	595,574
Liquidity Risk | 1 to 2 Years | Derivatives Financial Liabilities
Disclosure Of Financial Instruments [Line Items]
Financial liabilities		342
Liquidity Risk | 1 to 2 Years | Other Financial Liability
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	2,395	2,079
Liquidity Risk | 2 to 5 Years
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	193,694	666,551
Liquidity Risk | 2 to 5 Years | Long-term Debt
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	192,087	666,210
Liquidity Risk | 2 to 5 Years | Derivatives Financial Liabilities
Disclosure Of Financial Instruments [Line Items]
Financial liabilities		342
Liquidity Risk | 2 to 5 Years | Other Financial Liability
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	1,607
Liquidity Risk | More than 5 Years
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	159,323	161,725
Liquidity Risk | More than 5 Years | Long-term Debt
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	156,324	$ 161,725
Liquidity Risk | More than 5 Years | Other Financial Liability
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	$ 2,999